Annual Fund Operating Expenses - IPS Strategic Capital Absolute Return Fund	Jun. 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.76%	[2]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	2.51%	[2]
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.51%	[2]

[1]	“Other Expenses” for Class A shares and Class C shares are estimated using actual expenses of Institutional Class shares.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”